Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2019
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

11. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Logistics expenses accruals	102,717	317,282
Advances from customers	18,388	24,748
Outsourced labor cost payable	47,154	63,136
Salary and welfare payable	77,172	90,895
Professional fee accruals	7,461	10,994
Marketing expenses accruals	42,689	26,504
Other tax payable	8,189	5,003
Sales return accrual	3,733	6,898
Loss provision for accidental fire (1)	—	21,275
Others	15,165	14,387

Accrued expenses and other current liabilities	322,668	581,122

(1)	Loss provision for accidental fire represents potential compensation to brand partners for damaged goods owned by them and under the Group's warehousing and fulfillment services, and legal and other expenses relating to an accidental fire that occurred at a third-party warehouse in Shanghai on October 29, 2019.